Investment Objectives and Goals	Jul. 25, 2025
XRP ETF
Prospectus [Line Items]
Risk/Return [Heading]	XRP ETF
2x XRP ETF
Prospectus [Line Items]
Risk/Return [Heading]	2x XRP ETF